PREFERRED STOCK, COMMON STOCK, AND WARRANTS (Details Narrative)								1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 15, 2021 USD ($) $ / shares shares	Aug. 05, 2021 USD ($) shares	Jun. 17, 2021 USD ($) shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 30, 2020 shares	Dec. 06, 2020 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 03, 2020 shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding | shares					600					480	600
Conversion of Stock, Amount Converted											$ 271,210
[custom:DeemedDividend]										$ 850,214
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 8.80					$ 6.40	$ 8.80
Redemption term										2 years
Debt Conversion, Original Debt, Amount										$ 3,633,983
Preferred Stock, Shares Outstanding | shares										38
Stock Issued During Period, Shares, New Issues | shares										1,167,423	434,808
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										5 years 4 months 17 days	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										153.90%	149.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.94%	1.61%
Share-based Payment Arrangement, Noncash Expense										$ 75,692	$ 24,327
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount										136,828
Stock Issued During Period, Value, Issued for Services											$ 258,667
Debt Conversion, Converted Instrument, Shares Issued | shares											332,804
Loss on conversion of bridge note and accrued interest										744,505
Loss on conversion of bridge notes and accrued interest										$ 744,505	$ 495,320
Class of Warrant or Right, Outstanding | shares					1,154					37,083	1,154		3,154
Share-based Payment Arrangement, Expense			$ 109,208
Dividend Yield [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										0
Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum										175.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum										184.40%
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum										0.11%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum										0.14%
Debenture and accrued expenses [Member].
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount										$ 1,572,315
Debt Conversion, Original Debt, Amount										390,068	$ 68,373
Debt Instrument, Face Amount										125,007
Interest Payable										$ 1,447,315
Debt Conversion, Converted Instrument, Shares Issued | shares									3,441,401	181,517
Dividends										$ 542,500
Consulting Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services										36,250
Service Agreements [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Noncash Expense										$ 1,070,725	$ 406,825
Services Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										6 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 82,522
Officers and Directors [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										10 years
Fifteen Holder [Member]
Class of Stock [Line Items]
Dividends Payable		$ 53,061
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 6.40
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										168,590
Warrants and Rights Outstanding										$ 0
Warrant [Member] | Services Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										129.81%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.08%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 405,000
Warrant [Member] | Board of Director [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares			25,208
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares										165,692	332,804
Stock Issued During Period, Value, Issued for Services											$ 4
Class of Warrant or Right, Outstanding | shares										25,208
Series A Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding | shares					600					480	600
Preferred Stock, Dividend Rate, Percentage										6.00%
Preferred Stock, Liquidation Preference, Value										$ 480,000
Temporary equity consent percentage | $ / shares										$ 0.67
Dividends Payable, Current					$ 184,044					$ 213,580	$ 184,044
Debt Conversion, Converted Instrument, Amount										120,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted | shares											120
Conversion of Stock, Amount Converted										$ 120,000	$ 120,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Par Or Stated Value					$ 120,000						$ 120,000
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 6.40
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.001					$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding | shares					281					1,509	281
Share-based Payment Arrangement, Noncash Expense										$ 517,500
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares										163,134
Debt Instrument, Face Amount										$ 911,000
Debt Instrument, Periodic Payment, Interest										$ 53,061
Series B Preferred Stock [Member] | Officers and Directors [Member]
Class of Stock [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 1,000
Debt Conversion, Original Debt, Amount										$ 23,000
Debt Conversion, Converted Instrument, Shares Issued | shares										23
Series B Preferred Stock [Member] | Fifteen Holder [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion | shares		991
Series B Preferred Stock [Member] | Common Stock [Member] | Fifteen Holder [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued | shares		163,134
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted | shares											18,750
Conversion of Stock, Amount Converted											$ 662,425
Preferred Stock, Convertible, Conversion Price | $ / shares					$ 6.40						$ 6.40
[custom:DeemedDividend]											$ 542,500
Debt Conversion, Converted Instrument, Shares Issued | shares										18,750
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage					10.00%
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.001						$ 0.001
Preferred Stock, Liquidation Preference Per Share | $ / shares					1,000						1,000
Temporary Equity, Redemption Price Per Share | $ / shares					$ 6.40			$ 1,000			$ 6.40
Debt Conversion, Converted Instrument, Amount								$ 2,500,000
Debt Conversion, Original Debt, Amount								156,000
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of issuance of authorized shares | shares					2,500						2,500
Series B Convertible Preferred Stock [Member] | Warrant [Member] | Officers and Directors [Member]
Class of Stock [Line Items]
Debt Conversion, Original Debt, Amount								$ 23,000
Series B Stock [Member]
Class of Stock [Line Items]
Dividends Payable, Current					$ 0					$ 153,757	$ 0
Series E-1 Preferred Stock [Member]
Class of Stock [Line Items]
Common stock earnout | shares												212,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value										$ 6,528,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										90.78%	96.12%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.29%	0.27%
Series E-1 Preferred Stock [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares							720,986
Stock Issued During Period, Value, New Issues							$ 8,650,000
Shares Issued, Price Per Share | $ / shares							$ 12.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares										575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares										150,000
Series E-1 Preferred Stock [Member] | Five Individuals [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares				850		7,650
Series E-1 Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of issuance of authorized shares | shares												8,500
Series E1 Preferred Stock [Member] | Employees And Directors [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Noncash Expense										$ 7,751,087
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount										$ 900,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										12 months
Series E One Stock [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Noncash Expense										$ 7,751,087
Series E One Stock [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares										720,986
Series B Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	46,786
Proceeds from Issuance of Common Stock	$ 467,858
Warrants Issued To Service Provider [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										18,750
Series B warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares	46,786
Warrant, Exercise Price, Increase | $ / shares	$ 14.00
Warrant, Exercise Price, Decrease | $ / shares	$ 10.00
Proceeds from Warrant Exercises	$ 467,855
Series B warrants [Member] | Services Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Series B warrants [Member] | Maximum [Member] | Volatility [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										183.2
Series B warrants [Member] | Maximum [Member] | Risk Free Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										0.07
Series B warrants [Member] | Maximum [Member] | Services Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										3 months
Series B warrants [Member] | Minimum [Member] | Volatility [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										6.5
Series B warrants [Member] | Minimum [Member] | Risk Free Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										0.04
Series B warrants [Member] | Minimum [Member] | Services Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										0 years
Service Warrants [Member] | Dividend Yield [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										0
Service Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term										14 days
Service Warrants [Member] | Maximum [Member] | Volatility [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										183.2
Service Warrants [Member] | Maximum [Member] | Risk Free Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										0.07
Service Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term										0 years
Service Warrants [Member] | Minimum [Member] | Volatility [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										106.05
Service Warrants [Member] | Minimum [Member] | Risk Free Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input										0.05